Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data, unless otherwise specified	Preferred Stock [Member]	Common Stock [Member]	Retained Earnings (Deficit) [Member]	Undistributed Common Stock Held by Employee Benefit Trust [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Capitol Bancorp Limited Stockholders' Equity [Member]	Noncontrolling Interests to Consolidated Subsidiaries [Member]	Total
Balances at Dec. 31, 2008		$ 274,018	$ 80,255	$ (569)	$ 144	$ 353,848	$ 159,220	$ 513,068
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reduction in noncontrolling interest of sold subsidiaries							(18,829)	(18,829)
Net change in investment of subsidiaries due to change in ownership-Note A			27			27	3,793	3,820
Issuance of common stock to institutional investors		2,542				2,542	(2,542)	0
Surrender of shares of common stock to facilitate vesting of restricted stock		(23)				(23)		(23)
Issuance of unvested shares of restricted common stock, net of related unearned employee compensation								0
Reversal of compensation expense relating to forfeited restricted common stock and stock options		(151)				(151)		(151)
Recognition of compensation expense relating to restricted common stock and stock options		1,501				1,501		1,501
Tax effect of share-based payments		(169)				(169)		(169)
Distribution of shares to employees upon anniversary of employment (in shares)		(11)		11				0
Cash dividends paid ($0.05 per share)			(864)			(864)		(864)
Components of comprehensive loss:
Net loss			(195,169)			(195,169)	(69,371)	(264,540)
Fair value adjustment for investment securities available for sale (net of income tax effect)					(207)	(207)		(207)
Comprehensive loss						(195,376)		(264,747)
Balances at Dec. 31, 2009		277,707	(115,751)	(558)	(63)	161,335	72,271	233,606
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reduction in noncontrolling interest of sold subsidiaries							(35,672)	(35,672)
Net change in investment of subsidiaries due to change in ownership-Note A			(12,791)			(12,791)	12,791	0
Issuance of shares of common stock upon exercise of stock options		20				20		20
Issuance of Series A preferred stock to unsonsolidated bank development affiliate - Note I	5,098					5,098	2,932	8,030
Issuance of common stock to institutional investors		6,850				6,850		6,850
Issuance of common stock for redemption of promissory notes		3,325				3,325		3,325
Surrender of shares of common stock to facilitate vesting of restricted stock		(13)				(13)		(13)
Issuance of unvested shares of restricted common stock, net of related unearned employee compensation								0
Reversal of compensation expense relating to forfeited restricted common stock and stock options		(1,345)				(1,345)		(1,345)
Recognition of compensation expense relating to restricted common stock and stock options		956				956		956
Tax effect of share-based payments		(293)				(293)		(293)
Distribution of shares to employees upon anniversary of employment (in shares)		(17)		17				0
Components of comprehensive loss:
Net loss			(225,215)			(225,215)	(29,149)	(254,364)
Fair value adjustment for investment securities available for sale (net of income tax effect)					219	219		219
Comprehensive loss						(224,996)		(254,145)
Balances at Dec. 31, 2010	5,098	287,190	(353,757)	(541)	156	(61,854)	23,173	(38,681)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reduction in noncontrolling interest of sold subsidiaries							(24,399)	(24,399)
Net change in investment of subsidiaries due to change in ownership-Note A			(5,662)			(5,662)	7,162	1,500
Issuance of shares of common stock for redemption of trust-preferred securities		5,082				5,082		5,082
Surrender of shares of common stock to facilitate vesting of restricted stock		(12)				(12)		(12)
Reversal of compensation expense relating to forfeited restricted common stock and stock options		(207)				(207)		(207)
Recognition of compensation expense relating to restricted common stock and stock options		338				338		338
Tax effect of share-based payments		(256)				(256)		(256)
Components of comprehensive loss:
Net loss			(45,427)			(45,427)	(6,499)	(51,926)
Fair value adjustment for investment securities available for sale (net of income tax effect)					(86)	(86)		(86)
Comprehensive loss						(45,513)		(52,012)
Balances at Dec. 31, 2011	$ 5,098	$ 292,135	$ (404,846)	$ (541)	$ 70	$ (108,084)	$ (563)	$ (108,647)